Equity, Earnings Per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic
Net income attributable to common stockholders	$ 21,870	$ 16,421	$ 11,929	$ 15,614	$ 20,535	$ 10,888	$ 10,238	$ 1,135	$ 65,835	$ 42,796	$ 45,875
Weighted average shares outstanding (in shares)									57,890,574	51,305,095	50,857,750
Net income per common share (in dollars per share)	$ 0.35	$ 0.27	$ 0.21	$ 0.30	$ 0.40	$ 0.21	$ 0.20	$ 0.02	$ 1.14	$ 0.83	$ 0.90
Diluted
Net income attributable to noncontrolling interest	$ 7,524	$ 5,661	$ 4,494	$ 6,442	$ 8,482	$ 3,649			$ 24,120	$ 12,131
Net income attributable to common stockholders and noncontrolling interest									$ 89,955	$ 42,796	$ 45,875
Weighted average shares outstanding (in shares)									57,890,574	51,305,095	50,857,750
Dilutive effect of OP units (in shares)									21,230,769
Dilutive effect of restricted stock units (in shares)									1,092,072	425,458	149,578
Dilutive effect of convertible senior unsecured notes (in shares)									97,837
Weighted average shares outstanding ( in shares)									80,311,252	51,730,553	51,007,328
Net income per common share (in dollars per share)	$ 0.35	$ 0.26	$ 0.21	$ 0.30	$ 0.40	$ 0.21	$ 0.20	$ 0.02	$ 1.12	$ 0.83	$ 0.90
Performance
Diluted
Vesting period (in years)									3 years
Chief executive officer | Performance
Diluted
Vesting period (in years)									4 years	4 years	4 years